Accumulated Other Comprehensive Income (Summary Of Accumulated Other Comprehensive Income, Net Of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income [Line Items]
Net unrealized gains on investments	$ 998,151	$ 1,749,757	$ 1,034,164
Net unrealized foreign exchange gains (losses)	(3,168)	(3,838)	4,024
Net unrealized gains on derivative instruments			1,005
Accumulated other comprehensive income, net of taxes, Total	912,421	1,687,363	985,032
Net Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated other comprehensive income (loss) related to defined benefit pension and other postretirement plans, net of tax	(83,537)	(60,177)	(56,948)
Net Postretirement Benefit [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated other comprehensive income (loss) related to defined benefit pension and other postretirement plans, net of tax	$ 975	$ 1,621	$ 2,787